Trade and other receivables (Details) - GBP (£) £ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of offsetting of financial assets [line items]
R&D tax relief receivable	£ 16,644	£ 8,686
Government grants and VAT receivable	4,124	4,349
Prepayments	8,356	4,576
Other receivables	323	634
Amounts due from related party	18	52
Total trade and other receivables	29,465	18,297
HMRC RDEC Scheme
Disclosure of offsetting of financial assets [line items]
R&D tax relief receivable	0	8,686
HMRC ERIS and predecessor schemes
Disclosure of offsetting of financial assets [line items]
R&D tax relief receivable	£ 16,644	£ 0